Private Placement (Q3) (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	$ 4,204,248	$ 7,347,500
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	$ 7,347,500
Aggregate price		$ 7,347,500
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Price per warrants (in Dollars per share)	$ 1	$ 1
IPO [Member]
Private Placement (Details) [Line Items]
Purchase warrants	$ 2,185,000	$ 2,185,000
Over-Allotment Option [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	697,500	697,500
I-Bankers and Dawson James [Member]
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	$ 5,162,500	$ 5,162,500